Condensed consolidated statement of changes in equity (unaudited) - GBP (£) £ in Millions		Total		Total equity excluding non-controlling interests [member]	Called up share capital and share premium [member]	Other equity instruments [member]	Other reserves [member]	Retained earnings [member]	Non-controlling interests [member]
Beginning Balance, equity at Dec. 31, 2018		£ 63,779		£ 62,556	£ 4,311	£ 9,632	£ 5,153	£ 43,460	£ 1,223
Profit after tax		2,469		2,435	0	363	0	2,072	34
Currency translation movements		177	[1]	177	0	0	177	0	0
Fair value through other comprehensive income reserve		505	[1]	505	0	0	505	0	0
Cash flow hedges		528	[1]	528	0	0	528	0	0
Retirement benefit remeasurements		(140)	[1]	(140)	0	0	0	(140)	0
Own credit		44	[1]	44	0	0	44	0	0
Other	[1]	0
Total comprehensive income for the period		3,583		3,549	0	363	1,254	1,932	34
Issue of new ordinary shares		159		159	159	0	0	0	0
Issue of shares under employee share schemes		265		265	24	0	0	241	0
Issue and exchange of other equity instruments		2,504		2,504	0	2,504	0	0	0
Other equity instruments coupons paid		(363)		(363)	0	(363)	0	0	0
Vesting of shares under employee share schemes		(388)		(388)	0	0	(4)	(384)	0
Dividends paid		(718)		(684)	0	0	0	(684)	(34)
Other movements		(24)		(22)	0	(13)	0	(9)	(2)
Ending Balance, equity at Jun. 30, 2019		68,797		67,576	4,494	12,123	6,403	44,556	1,221
Beginning Balance, equity at Dec. 31, 2018		63,779		62,556	4,311	9,632	5,153	43,460	1,223
Other movements						1
Ending Balance, equity at Dec. 31, 2019		65,660		64,429	4,594	10,871	4,760	44,204	1,231
Beginning Balance, equity at Jun. 30, 2019		68,797		67,576	4,494	12,123	6,403	44,556	1,221
Profit after tax		885		839	0	450	0	389	46
Currency translation movements		(721)		(721)	0	0	(721)	0	0
Fair value through other comprehensive income reserve		(434)		(434)	0	0	(434)	0	0
Cash flow hedges		(186)		(186)	0	0	(186)	0	0
Retirement benefit remeasurements		(54)		(54)	0	0	0	(54)	0
Own credit		(296)		(296)	0	0	(296)	0	0
Other		16		16	0	0	0	16	0
Total comprehensive income for the period		(790)		(836)	0	450	(1,637)	351	46
Issue of new ordinary shares		23		23	23	0	0	0	0
Issue of shares under employee share schemes		314		314	77	0	0	237	0
Issue and exchange of other equity instruments		(1,672)		(1,672)	0	(1,266)	0	(406)	0
Other equity instruments coupons paid		(450)		(450)	0	(450)	0	0	0
Vesting of shares under employee share schemes		(26)		(26)	0	0	(6)	(20)	0
Dividends paid		(563)		(517)	0	0	0	(517)	(46)
Other movements		27		17	0	14	0	3	10
Ending Balance, equity at Dec. 31, 2019		65,660		64,429	4,594	10,871	4,760	44,204	1,231
Profit after tax		1,159		1,122	0	427	0	695	37
Currency translation movements		1,220	[1]	1,220	0	0	1,220	0	0
Fair value through other comprehensive income reserve		(378)		(378)	0	0	(378)	0	0
Cash flow hedges		912	[1]	912	0	0	912	0	0
Retirement benefit remeasurements		645	[1]	645	0	0	0	645	0
Own credit		496	[1]	496	0	0	496	0	0
Other		(6)	[1]	(6)	0	0	0	(6)	0
Total comprehensive income for the period		4,048		4,011	0	427	2,250	1,334	37
Issue of shares under employee share schemes		629		629	26	0	0	603	0
Other equity instruments coupons paid		(427)		(427)	0	(427)	0	0	0
Vesting of shares under employee share schemes		(341)		(341)	0	0	(14)	(327)	0
Dividends paid		(37)		0	0	0	0	0	(37)
Other movements		9		3	0	0	0	3	6
Ending Balance, equity at Jun. 30, 2020		£ 69,541		£ 68,304	£ 4,620	£ 10,871	£ 6,996	£ 45,817	£ 1,237

[1]	Reported net of tax